Significant Accounting policies (Policy)	6 Months Ended
Jun. 30, 2019
Significant Accounting policies [Abstract]
Principles of consolidation

Principles of consolidation: The accompanying condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) and include the accounts and operating results of DryShips and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated on consolidation. The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a variable interest entity, and if the entity is determined not to be a variable interest entity, whether the entity is a voting interest entity. Variable interest entities (“VIE”) are entities as defined under ASC 810 “Consolidation” that in general either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company has the power to direct the activities of a VIE that most significantly impact the entity's economic performance and absorbs a majority of an entity's expected losses, receives a majority of an entity's expected residual returns, or both.

The Company’s wholly owned subsidiaries that provide pool management services are variable interest entities, which are not controlled by the Company, but rather by the participants in the pools pursuant to the one-vote-per-vessel contractual arrangements between the Company and the participants in the pools. For the six-month period ended June 30, 2019, the Company consolidates the following pool companies Marlin Tankers Inc. (“Marlin”) and Dorado Tankers Pool Inc. (“Dorado”), which had no operations during the period. For the six-month period ended June 30, 2019, the Company provided pool management services through the following non-consolidated pool subsidiaries:

  Seawolf Tankers Inc. (or “Seawolf Pool”), which operates a pool of very large crude carrier-sized tankers;
  Blue Fin Tankers Inc. (or “Blue Fin Pool”), which operates a pool of Suezmax-sized tankers;
  Sigma Tankers Inc. (or “Sigma Pool”), which operates a pool of Aframax-sized tankers;
  Star Tankers Inc. (or “Star Pool”), which operates a pool of Panamax-sized tankers;

The Company’s maximum exposure to losses of those pools is limited to the results of the vessels that it places in those pools as a pool participant.

Business Acquisitions

Business Acquisitions: Business acquisitions are accounted for under the acquisition method. The acquisition method requires the reporting entity to identify the acquirer, determine the acquisition date, recognize and measure the identifiable assets acquired, the liabilities assumed and any non-controlling interest in the acquired entity, and recognize and measure goodwill or a gain from the purchase. The acquiree’s results are included in the Company’s consolidated financial statements from the date of acquisition. Assets acquired and liabilities assumed are recorded at their fair values and the excess of the purchase price over the amounts assigned is recorded as goodwill, or if the fair value of the assets acquired exceeds the purchase price consideration, a bargain purchase gain is recorded. Adjustments to fair value assessments are generally recorded to goodwill over the measurement period (not longer than twelve months). The acquisition method also requires that acquisition-related transaction and post-acquisition restructuring costs be charged to expense as committed and requires the Company to recognize and measure certain assets and liabilities including those arising from contingencies and contingent consideration in a business combination.

Goodwill

Goodwill: Goodwill represents the excess of the purchase price and the fair value of any previous equity interest in the acquiree over the estimated fair value of net assets acquired. Goodwill is reviewed for impairment whenever events or circumstances indicate possible impairment in accordance with Accounting Standard Codification ("ASC") 350 "Goodwill and Other Intangible Assets". This standard requires that goodwill and other intangible assets with an indefinite life not be amortized but instead tested for impairment at least annually. The Company tests goodwill for impairment each year on December 31. The Company tests goodwill at the reporting unit level, which is defined as an operating segment or a component of an operating segment that constitutes a business for which financial information is available and is regularly reviewed by management. The impairment of goodwill is tested by comparing the reporting unit's carrying amount, including goodwill, to the fair value of the reporting unit. If the carrying amount of the reporting unit exceeds its fair value, goodwill is considered impaired and a second step is performed to measure the amount of the impairment loss, if any. To determine the fair value of each reporting unit, the Company uses the income approach which is a generally accepted valuation methodology.

Intangible assets

Intangible assets: The Company’s finite-lived acquired intangible assets are amortized on a straight-line basis over the estimated useful lives as follows:

Intangible assets	Years
Trade names	10
Customer relationships	10

The Company determines the expected useful life of: (i) its trade name to the shorter of the duration of the legal agreement and economic useful life and (ii) its customer relationships based on the  their estimated remaining period of benefit. The Company evaluates the potential impairment of finite-lived acquired intangible assets when there are indicators of impairment. The finite-lived intangibles are tested for impairment whenever events or changes in circumstances indicate that the carrying amount of any asset may not be recoverable based on estimates of future undiscounted cash flows. In the event of impairment, the asset is written down to its fair value. An impairment loss, if any, is measured as the amount by which the carrying amount of the asset exceeds its fair value.

Receivables from vessel owners and Payables to vessel owners

Receivables from vessel owners and Payables to vessel owners: Receivables from vessel owners and Payables to vessel owners include amounts related to management services, time charters with duration less than one year and amounts due to or due from pool participants.

Fixed Assets, Net

Fixed Assets, net:

Property and Equipment (including leasehold improvements): Property and equipment, other than vessels, is recorded at cost less accumulated depreciation and accumulated impairment losses. Depreciation is calculated using the straight-line method over the shorter of the terms of the leases or the estimated useful lives of the assets, which range from 1 to 10 years.

Service Revenues:  Service revenues consist primarily of commissions and management fees earned from pool management services. Commissions are earned based on the gross freight and demurrage revenues of the managed pools and are recognized ratably over the duration of each pool voyage. Management fees are earned on a fixed rate per day, per vessel in the managed pools.

Pool revenues: The Company time charters in vessels that are entered into the non-consolidated pool subsidiaries.

The Company earns a portion of the total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. The allocation of such net revenue may be subject to future adjustments by the pool however, such changes are not expected to be material. The Company has entered into arrangements associated with a vessel that it has time chartered in, whereby the net profits and/or losses earned by the Company in its employment of such vessel are shared either with the owner of the vessel (the “profit-sharing arrangements”) based on the specified terms in the profit-sharing arrangement, or with third parties based on the specified terms in the respective assignment and assumption of charter party rights and profit/ loss sharing agreements.

Recent accounting pronouncements

Recent accounting pronouncements:

Financial Instruments: In June 2016, the FASB issued ASU No. 2016-13– Financial Instruments – Credit Losses (ASC 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities. In November 2018, the FASB issued ASU 2018-19 – Codification Improvements to Topic 326, according to which the receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. For public entities, the amendments of both updates are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early application is permitted. The Company is in the process of assessing the impact of the provisions of this guidance on the Company’s consolidated financial position and performance.

Fair Value Measurement: In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (ASC 820) - Disclosure Framework- Changes to the Disclosure Requirements for Fair Value Measurement that eliminates certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The guidance on fair value disclosures eliminates the following requirements for all entities: (i) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy; (ii) the entity's policy for the timing of transfers between levels of the fair value hierarchy; and (iii) the entity's valuation processes for Level 3 fair value measurements. The following disclosure requirements were added to ASC 820 for public companies: (i) the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements of instruments held at the end of the reporting period and (ii) for recurring and nonrecurring Level 3 fair value measurements, the range and weighted average used to develop significant unobservable inputs and how the weighted average was calculated, with certain exceptions. For certain unobservable inputs, an entity may disclose other quantitative information (such as the median or arithmetic average) in lieu of the weighted average if the entity determines that other quantitative information would be a more reasonable and rational method to reflect the distribution of unobservable inputs used to develop Level 3 fair value measurements. The guidance makes the following modifications for public entities: (i) entities are required to provide information about the measurement uncertainty of Level 3 fair value measurements as of the reporting date rather than a point in the future (the FASB also deleted the word “sensitivity,” which it said had caused confusion about whether the disclosure is intended to convey changes in unobservable inputs at a point in the future) and (ii) entities that use the practical expedient to measure the fair value of certain investments at their net asset values are required to disclose (1) the timing of liquidation of an investee’s assets and (2) the date when redemption restrictions will lapse, but only if the investee has communicated this information to the entity or announced it publicly. The amendments in this Update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, although early adoption is permitted. The Company is in the process of assessing the impact of the provisions of this guidance on the Company’s fair value disclosures.

Intangibles – Goodwill and Other: In January 2017, the FASB issued ASU No. 2017-04, Intangibles – Goodwill and Other (ASC 350). Under ASU 2017-04, companies must record goodwill impairment charges if a reporting unit’s carrying value exceeds its fair value. The impairment charge is based on that difference and is limited to the amount of goodwill allocated to that unit; thus, the new guidance eliminates the second step analysis of the current goodwill impairment testing. The amendments in this update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, although early adoption is permitted. The Company is in the process of assessing the impact of the provisions of this guidance on the Company’s consolidated financial position and performance.